Vessels, net	6 Months Ended
Jun. 30, 2024
Vessels, net [Abstract]
Vessels, net
6.	Vessels, net

The amounts of Vessels, net, in the accompanying consolidated balance sheets are analyzed as follows:

	Vessels’ Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2023	$228,158	$(26,050)	$202,108
- Depreciation	-	(6,343)	(6,343)
Balance, June 30, 2024	$228,158	$(32,393)	$195,765